Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets	Amortisation periods for other intangible assets are:

				Years
Software				3 to 10
Regulatory licences				Indefinite

	Regulatory licences[1] £m	Software £m	Assets in the course of construction £m	Total £m
Cost at 1 April 2020	—	2,026	557	2,583
Exchange adjustments	—	(102)	(43)	(145)
Additions	—	7	414	421
Disposals	—	(47)	(2)	(49)
Reclassifications[2]	—	255	(240)	15
Reclassification to held for sale (note 10)	—	(19)	—	(19)
Cost at 1 April 2021	—	2,120	686	2,806
Exchange adjustments	—	69	11	80
Additions	—	15	513	528
Acquisition of WPD (note 37)	1,714	49	—	1,763
Disposals	—	(7)	—	(7)
Reclassifications[2]	—	260	(302)	(42)
Reclassification to held for sale (note 10)	—	(431)	(38)	(469)
Cost at 31 March 2022	1,714	2,075	870	4,659
Accumulated amortisation at 1 April 2020	—	(1,288)	—	(1,288)
Exchange adjustments	—	61	—	61
Amortisation charge for the year	—	(196)	—	(196)
Accumulated amortisation of disposals	—	44	—	44
Reclassification to held for sale (note 10)	—	16	—	16
Accumulated amortisation at 1 April 2021	—	(1,363)	—	(1,363)
Exchange adjustments	—	(33)	—	(33)
Amortisation charge for the year	—	(297)	—	(297)
Impairment³	—	—	(10)	(10)
Accumulated amortisation of disposals	—	7	—	7
Reclassification to held for sale (note 10)	—	309	—	309
Accumulated amortisation at 31 March 2022	—	(1,377)	(10)	(1,387)
Net book value at 31 March 2022⁴	1,714	698	860	3,272
Net book value at 31 March 2021	—	757	686	1,443
1.    Relates to the licence intangibles acquired as part of the acquisition of WPD (see note 37). The Group assesses its indefinite-life intangible assets for impairment annually (see note 11).
2.    Reclassifications includes amounts transferred to property, plant and equipment (see note 13).
3.    Depreciation of assets in the course of construction relates to impairment provision adjustments recognised in the year.
4.    The Group has capitalised £366 million (2021: £298 million) in relation to the Gas Business Enablement system in the US, of which £152 million (2021: £82 million) is in service and is being amortised over 10 years, with the remainder included within assets in the course of construction. A further £103 million (2021: £nil) in relation to our new UK general ledger system was reclassified from assets in the course of construction to software assets in the period to 31 March 2022, and is now amortised over 10 years.